Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Investor Loan Notes		$ 82,631
Genius Sports Italy Srl Mortgage	$ 88	116
Related Party Loan		10,248
Total	88	92,995
Less current portion of debt	(23)	(10,272)
Non-current portion of debt	$ 65	$ 82,723